Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash	$ 250,904	$ 161,506	$ 105,034
Accounts receivable	186,619	86,972	160,000
Prepaid expenses and other current assets	14,262	13,933	34,264
Subscription receivable		150,000
Loan receivable	310,414	552,059
Total current assets	1,654,946	1,614,627	3,205,907
Deferred offering costs	673,264	619,925
Investment in joint venture	59,991	57,753
Intangible assets, net	254,237	198,178	151,111
Total assets	2,642,438	2,490,483	3,357,018
Current liabilities:
Accounts payable and accrued expenses	413,872	376,961	161,136
Deferred revenue	35,000	35,000	40,000
Dividend payable	25,479
Total current liabilities	501,288	428,566	1,506,052
Line of credit			642,854
Future equity obligations	25,000	25,000	25,000
Total liabilities	526,288	453,566	2,173,906
Commitments and contingencies (Note 11)
Common stock subject to possible redemption	120,000	120,000
Stockholders’ equity:
Common stock value	5,092	5,092	5,092
Additional paid-in capital	1,154,513	1,144,513	308,713
Retained earnings	836,340	767,107	869,302
Total stockholders’ equity	1,996,150	1,916,917	1,183,112
Total liabilities, common stock subject to possible redemption and stockholders’ equity	2,642,438	2,490,483	3,357,018
Series B
Stockholders’ equity:
Preferred stock value	200	200
Series X
Stockholders’ equity:
Preferred stock value	5	5	5
Related Parties
Current assets:
Accounts receivable - related parties	468,359	266,580	349,576
Due from related parties	424,388	383,577	2,557,033
Current liabilities:
Due to related parties	$ 26,937	$ 16,605	$ 1,304,916